Borrowings, Other Debts and Derivative Liabilities - Schedule of Derivative Liabilities (Details) ¥ in Thousands, $ in Thousands		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities		¥ 5	$ 1	¥ 5,721
Conversion feature of Yoken Series A-1 Warrant [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities	[1]	¥ 5		¥ 5,721

[1]	The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares. The Company assessed the embedded warrant along with the conversion features in Yoken Series A-1 Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.